Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year [1]	Summary Compensation Table Total for PEO [2] ($)	Compensation Actually Paid to PEO [3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [2] ($)		Average Compensation Actually Paid to Non-PEO NEOs [4] ($)		Value of Initial Fixed $100 Investment Based On: [5]		Net Income ($)	Adjusted Earnings per Share [7] ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return [6] ($)
(a)	(b)	(c)	(d)		(e)		(f)	(g)	(h)	(i)
2022	2,984,581	(86,403,681)	4,203,738		(6,085,207)		99.52	118.22	781,643,000	7.13
2021	3,298,439	(13,076,235)	4,262,738		4,442,398		151.62	147.19	1,211,762,000	9.24
2020	73,432,365	171,946,681	6,453,315	8	23,955,493	8	156.47	133.81	994,677,000	7.82
1.Javier J. Rodriguez served as the Company’s principal PEO for the entirety of 2022, 2021 and 2020 and the Company’s other NEOs for the applicable years were as follows:
–2022: Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
–2021: Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
–2020: Kent Thiry; Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
2.Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Rodriguez and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the principal executive officer for such years.
3.Amounts reported in this column are calculated per the SEC disclosure rules to represent the compensation actually paid to Mr. Rodriguez as the Company’s Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	PEO
	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$2,984,581	$3,298,439	$73,432,365
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$—	$—	$(68,496,958)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$—	$—	$146,273,000
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(43,928,697)	$(17,202,972)	$20,182,219
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(45,459,565)	$828,298	$556,055
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$—	$—	$—
= Compensation Actually Paid	$(86,403,681)	$(13,076,235)	$171,946,681
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Rodriguez during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Rodriguez’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Mr. Rodriguez as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Rodriguez and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Mr. Rodriguez that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rodriguez’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
4.Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Rodriguez in the indicated fiscal year, as calculated per the SEC disclosure rules based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other NEOs Average (a)
	2022	2021	2020
Summary Compensation Table - Total Compensation(b)	$4,203,738	$4,262,738	$6,453,315
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(c)	$(3,030,532)	$(2,869,513)	$(2,304,672)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(d)	$2,138,535	$4,259,310	$5,956,968
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(e)	$(7,774,431)	$(1,644,036)	$11,099,139
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(1,622,517)	$433,899	$2,750,743
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$—	$—	$—
= Compensation Actually Paid	(6,085,207)	4,442,398	23,955,493
(a)Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(e)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
5.Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
6.The TSR Peer Group consists of the Standard & Poor’s Health Care Services Select Industry Index, an independently prepared index that includes companies in the healthcare industry.
7.As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted Earnings per Share continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2022 LTI Program. “Adjusted Earnings per Share” is a non-GAAP financial measure that represents a per share measure of adjusted net income. Adjusted Earnings per Share represents our diluted net income per share attributable to DaVita Inc., adjusted as reported in our earnings release to exclude certain items from net income that we do not believe are indicative of our ordinary results of operations, including, among other things, impairment charges, gains and losses on ownership changes, capacity closure charges, restructuring charges, accruals for legal matters and debt prepayment and refinancing charges, and further adjusted to exclude the impact of expenses associated with opposing ballot initiatives, as applicable. The amount reported for each reporting year in this table represents the Adjusted Earnings per Share calculated in accordance with the PSU awards granted during the applicable reporting year. Please see Annex A for a presentation of the most directly comparable GAAP financial measure and a reconciliation of the non-GAAP financial measure to the most directly comparable GAAP financial measure.
8.Includes severance benefits received by our former Executive Chairman that were payable in 2020 in accordance with the terms of his employment agreement and which we do not view as representative of the Company's annual compensation program.

Company Selected Measure Name	Adjusted Earnings per Share
Named Executive Officers, Footnote [Text Block]	Javier J. Rodriguez served as the Company’s principal PEO for the entirety of 2022, 2021 and 2020 and the Company’s other NEOs for the applicable years were as follows:
–2022: Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
–2021: Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
–2020: Kent Thiry; Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the Standard & Poor’s Health Care Services Select Industry Index, an independently prepared index that includes companies in the healthcare industry.
PEO Total Compensation Amount	$ 2,984,581	$ 3,298,439	$ 73,432,365
PEO Actually Paid Compensation Amount	$ (86,403,681)	(13,076,235)	171,946,681
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO
	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$2,984,581	$3,298,439	$73,432,365
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$—	$—	$(68,496,958)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$—	$—	$146,273,000
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(43,928,697)	$(17,202,972)	$20,182,219
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(45,459,565)	$828,298	$556,055
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$—	$—	$—
= Compensation Actually Paid	$(86,403,681)	$(13,076,235)	$171,946,681
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Rodriguez during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Rodriguez’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Mr. Rodriguez as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Rodriguez and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Mr. Rodriguez that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
	(g)Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rodriguez’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
Non-PEO NEO Average Total Compensation Amount	$ 4,203,738	4,262,738	6,453,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ (6,085,207)	4,442,398	23,955,493
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Other NEOs Average (a)
	2022	2021	2020
Summary Compensation Table - Total Compensation(b)	$4,203,738	$4,262,738	$6,453,315
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(c)	$(3,030,532)	$(2,869,513)	$(2,304,672)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(d)	$2,138,535	$4,259,310	$5,956,968
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(e)	$(7,774,431)	$(1,644,036)	$11,099,139
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(1,622,517)	$433,899	$2,750,743
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$—	$—	$—
= Compensation Actually Paid	(6,085,207)	4,442,398	23,955,493
(a)Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(e)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Pay and Performance

We believe the compensation actually paid, as calculated in accordance with SEC disclosure rules, in each of the years reported above and over the three-year cumulative period reflect the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to our stock performance and our varying levels of achievement against pre-established performance goals under our 2022 STI Program and 2022 LTI Program, including our Adjusted Earnings per Share performance. The CD&A describes in greater detail the Compensation Committee's emphasis on "pay-for-performance" and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation.

Because of the leverage of our executive compensation program towards long-term incentives through grants of some combination of PSUs, SSARs and RSUs, the compensation actually paid is most significantly impacted by changes in our stock price over the vesting period of those awards. In addition, this Pay Versus Performance disclosure is significantly impacted by the unique, up-front CEO Premium-Priced SSAR Award granted to Mr. Rodriguez in connection with his 2019 transition to the CEO role, which was designed to incentivize long-term stockholder value creation. The CEO Premium-Priced SSAR Award is intended to be five years' worth of equity awards (through November 2024), granted upfront with a base price set at a 56% premium to the price per share on the day before Mr. Rodriguez assumed the role of CEO, and a 20% premium to the price per share at which the Company purchased shares in its then recently completed modified "Dutch auction" tender offer. Mr. Rodriguez has not received an equity grant from the Company since the CEO Premium-Priced SSAR Award was approved by the Board in 2019. The CEO Premium-Priced SSAR Award vested 50% in November 2022 and the remaining 50% is scheduled to vest in November 2023 and expires five years from the 2019 Board approval date of the award. Because of the up-front nature of the grant as well as its strong linkage to our stock price, the compensation actually paid to our CEO, as calculated per the SEC disclosure rules, has fluctuated significantly since the year of grant. Note that as of the end of 2022, Mr. Rodriguez has not exercised any of the CEO Premium-Priced SSAR Award. The values shown as compensation actually paid for Mr. Rodriguez include the fair value of the award at the end of 2020 and 2021. The 2022 value shown includes the fair value at vesting of the first tranche and the fair value at the end of 2022 for the unvested tranche. Decreases in value during each of these periods is due primarily to decreases in our stock price. Neither the positive value in 2020 nor the subsequent negative values in 2021 and 2022 reflect the amount Mr. Rodriguez may receive when he actually does exercise the CEO Premium-Priced SSAR Award. Mr. Rodriguez has until November 4, 2024, the five-year anniversary of the award date, to exercise the CEO Premium-Priced SSAR Award, otherwise it will be forfeited by Mr. Rodriguez. In addition, the CEO Premium-Priced SSAR Award has a holding period requiring Mr. Rodriguez to hold any shares received from exercising the award through the fifth anniversary of the date of Board approval of the grant. Accordingly, Mr. Rodriguez cannot realize any value from the CEO Premium-Priced SSAR Award until November 4, 2024, and the ultimate value realized by Mr. Rodriguez is highly uncertain and dependent upon the long-term sustainable value created for the Company's stockholders and his exercise of the CEO Premium-Priced SSAR Award before its November 4, 2024 expiration date. For additional information on the CEO Premium-Priced SSAR Award, see the subsection titled "Compensation Discussion and Analysis — What We Pay and Why — CEO Compensation." Our Pay Versus Performance disclosure is also impacted by the severance benefits received by our former Executive Chairman in 2020 that were payable in accordance with the terms of his employment agreement and which we do not view as representative of the Company's annual compensation program. The following graph illustrates the relationship between pay and performance, as calculated per the SEC disclosure rules.

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures

The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. In addition to these financial metrics, the Company's executive compensation program is impacted by our performance with respect to ESG goals and the achievement by the executive officers of customized objectives under the STI Program. Our ESG goals are included as a significant element of our STI Program because they collectively represent ESG criteria that are priorities for the Company. Please see the CD&A for further information regarding the following financial performance measures as well as the ESG and customized objectives used in the STI Program.

Four Most Important Financial Performance Measures for Determining NEO Compensation
Adjusted Earnings per Share
Free cash flow from continuing operations
Consolidated adjusted operating income
Total shareholder return

Total Shareholder Return Amount	$ 99.52	151.62	156.47
Peer Group Total Shareholder Return Amount	118.22	147.19	133.81
Net Income (Loss)	$ 781,643,000	$ 1,211,762,000	$ 994,677,000
Company Selected Measure Amount | $ / shares	7.13	9.24	7.82
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow from continuing operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated adjusted operating income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
PEO [Member] | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (68,496,958)
PEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	146,273,000
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,928,697)	(17,202,972)	20,182,219
PEO [Member] | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,459,565)	828,298	556,055
PEO [Member] | Fair Value As Of Prior Fiscal Year-End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Javier J Rodriguez [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Javier J. Rodriguez	Javier J. Rodriguez	Javier J. Rodriguez
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,030,532)	$ (2,869,513)	$ (2,304,672)
Non-PEO NEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,138,535	4,259,310	5,956,968
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,774,431)	(1,644,036)	11,099,139
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,622,517)	433,899	2,750,743
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year-End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Joel Ackerman [Member]
Pay vs Performance Disclosure [Table]
NEO Name	Joel Ackerman	Joel Ackerman	Joel Ackerman
Non-PEO NEO [Member] | Michael D. Staffieri [Member]
Pay vs Performance Disclosure [Table]
NEO Name	Michael D. Staffieri	Michael D. Staffieri	Michael D. Staffieri
Non-PEO NEO [Member] | Kathleen A. Waters [Member]
Pay vs Performance Disclosure [Table]
NEO Name	Kathleen A. Waters	Kathleen A. Waters	Kathleen A. Waters
Non-PEO NEO [Member] | James O. Hearty [Member]
Pay vs Performance Disclosure [Table]
NEO Name	James O. Hearty	James O. Hearty	James O. Hearty
Non-PEO NEO [Member] | Kent Thiry [Member]
Pay vs Performance Disclosure [Table]
NEO Name			Kent Thiry